Balance Sheet Location and Fair Value of Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	$ (16,799,420)	$ (16,386,379)
Derivative Assets
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	591,609	721,736
Account balances and future policy benefit reserves
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(17,040,708)	(16,659,895)
Derivative Liabilities
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(350,321)	(448,220)
Derivatives Designated As Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	53,794	16,597
Derivatives Designated As Cash Flow Hedges | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value		950
Derivatives Designated As Cash Flow Hedges | Currency Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	53,794	15,647
Derivatives Not Designated As Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(16,853,214)	(16,402,976)
Derivatives Not Designated As Cash Flow Hedges | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	82,705	62,297
Derivatives Not Designated As Cash Flow Hedges | Exchange Traded Options
Derivatives, Fair Value [Line Items]
Derivatives, Fair value		33
Derivatives Not Designated As Cash Flow Hedges | Stock Appreciation Rights (SARs)
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	614	1,302
Derivatives Not Designated As Cash Flow Hedges | MVLO
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(14,495,312)	(14,903,758)
Derivatives Not Designated As Cash Flow Hedges | Embedded Derivative
Derivatives, Fair Value [Line Items]
Derivatives, Fair value		3,669
Derivatives Not Designated As Cash Flow Hedges | Total Return Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(31,462)	7,156
Derivatives Not Designated As Cash Flow Hedges | Other Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	3,097	1,673
Derivatives Not Designated As Cash Flow Hedges | TBA Securities
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(34)
Derivatives Not Designated As Cash Flow Hedges | Over the Counter
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	132,574	180,789
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Withdrawal Benefit
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(2,170,539)	(1,491,280)
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Accumulation Benefit
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	$ (374,857)	$ (264,857)